Federated Municipal High Yield Advantage Fund

A Portfolio of Federated Municipal Securities Income Trust

Class A Shares
Class B Shares
Class C Shares
Class F Shares

Supplement to Prospectus dated November 13, 2006

1. Under the heading entitled "What are the Fund's Fees and Expenses?" please delete the table and Example and replace it with the following:

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares.

Shareholder Fees	Class A	Class B	Class C	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None1	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reduction)2
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee3	0.6000%	0.6000%	0.6000%	0.6000%
Distribution (12b-1) Fee	0.2500%4	0.7500%	0.7500%	0.2500%4
Other Expenses:5	0.9871%	0.9871%	0.9871%	0.9871%
Interest and Trust Expenses 0.5101%6
Other Operating Expenses 0.4770%7
Total Annual Fund Operating Expenses8	1.8371%	2.3371%9	2.3371%	1.8371%

1 Effective February 1, 2007, the front-end sales charge on Class C Shares was eliminated. On or before January 31, 2007, there was a 1.00% front-end sales charge applicable to purchases of Class C Shares.
2 The percentages shown are based on anticipated expenses for the entire fiscal year ending August 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant, and at any particular point, may be greater or less than the stated average percentage. Although not obligated to do so (except as discussed in Note 3 with respect to management fees), the Adviser, distributor and shareholder services provider expect to waive and/or elect not to charge certain amounts. These are shown below along with net expenses the Fund expects to pay for the fiscal year ending August 31, 2007.
Total Anticipated Waivers and Reduction of Fund Expenses	0.5362%	0.2821%	0.2835%	0.5374%
Total Anticipated Annual Fund Operating Expenses (after waivers and reduction)10	1.3009%	2.0550%	2.0536%	1.2997%
3 Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive the management fee in compliance with an Assurance of Discontinuance dated November 17, 2005. The net management fee was reduced to 0.3233% effective January 1, 2006 and may not be increased until December 31, 2010. Additionally, the Adviser may voluntarily waive a portion of its fee. The net management fee paid by the Fund (after the anticipated waiver) is expected to be 0.3211% for the fiscal year ending August 31, 2007. The total net management fee (after waivers) was 0.4115% for the fiscal year ended August 31, 2006. This amount was higher than the net management fee cap noted above of 0.3233% because such cap/waiver would not have been in effect for the entire fiscal year ended August 31, 2006.
4 The Fund has no present intention of paying or accruing the distribution (12b-1) fee for Class A Shares and Class F Shares during the fiscal year ending August 31, 2007. The Fund did not pay or accrue the distribution (12b-1) fee for Class A Shares and Class F Shares for the fiscal year ended August 31, 2006.
5 The total "Other Expenses" paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after waivers and reduction) are expected to be 0.9798%, 0.9839%, 0.9825% and 0.9786%, respectively, for the fiscal year ending August 31, 2007. The total "Other Expenses" paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after waivers) were 0.8503%, 0.8600%, 0.8482% and 0.8534% respectively, for the fiscal year ended August 31, 2006, as restated. For further details on the restatement, see the Fund's restated Annual Report that is available free of charge online at FederatedInvestors.com or by calling 1-800-341-7400.
6 It is expected that "Other Expenses" will include 0.5101% of interest and trust expenses related to the Fund's participation in certain secondary inverse floater structures.
7 It is expected that "Other Expenses" will include 0.4770% of other operating expenses. This includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. The administrator expects to voluntarily waive a portion of its fee. The administrator can terminate this anticipated voluntary waiver at any time. Additionally, the shareholder services provider expects to elect not to charge, and therefore the Fund will not accrue, a portion of its fee for Class A Shares, Class C Shares and Class F Shares. The shareholder services provider can terminate this anticipated voluntary reduction at any time. Other Operating Expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares, and Class F Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.4697%, 0.4738%, 0.4724%, and 0.4685%, respectively, for the fiscal year ending August 31, 2007. Other Operating Expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after waivers) were 0.4681%, 0.4778%, 0.4660% and 0.4712%, respectively, for the fiscal year ended August 31, 2006.
8 The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses (including any distribution (12b-1) fee, but excluding the interest and trust expenses referenced in Note 6 above) so that the total operating expenses paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.7949%, 1.5449%, 1.5449% and 0.7949%, respectively, for the fiscal year ending August 31, 2007. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and reimbursements until after October 31, 2007.
9 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.
10 The Total Actual Operating Expenses (after waivers and restatement) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares were 1.2618%, 2.0215%, 2.0097% and 1.2649%, respectively, for the fiscal year ended August 31, 2006, as restated. Total Anticipated Fund Operating Expenses for the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the fiscal year ending August 31, 2007 will also be higher than the expense caps noted above because the expense caps exclude the interest and trust expenses related to the Fund's participation in certain secondary inverse floater structures.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares operating expenses are before anticipated waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$628	$1,002	$1,399	$2,508
Expenses assuming no redemption	$628	$1,002	$1,399	$2,508
Class B:
Expenses assuming redemption	$787	$1,130	$1,449	$2,549
Expenses assuming no redemption	$237	$ 730	$1,249	$2,549
Class C:
Expenses assuming redemption	$337	$ 730	$1,249	$2,673
Expenses assuming no redemption	$237	$ 730	$1,249	$2,673
Class F:
Expenses assuming redemption	$385	$ 772	$1,084	$2,234
Expenses assuming no redemption	$285	$ 672	$1,084	$2,234
2. Under the heading entitled "Financial Highlights" please delete the tables for Class A Shares, Class B Shares, Class C Shares and Class F Shares and replace them with the following:

FINANCIAL HIGHLIGHTS-CLASS A SHARES1
(AS RESTATED)

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.05	$9.71		$9.55		$9.73	$9.91
Income From Investment Operations:
Net investment income	0.50	0.51		0.55		0.56	0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.04)	0.37		0.17		(0.18)	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.88		0.72		0.38	0.36
Less Distributions:
Distributions from net investment income	(0.49)	(0.54)		(0.56)		(0.56)	(0.54)
Net Asset Value, End of Period	$10.02	$10.05		$9.71		$9.55	$9.73
Total Return2	4.80%	9.34%		7.77%		4.06%	3.79%

Ratios to Average Net Assets:
Net expenses3	1.26%	1.52%		1.43%		1.44%	1.43%
Net investment income3	4.98%	5.19%		5.70%		5.86%	5.67%
Expense waiver/reimbursement4	0.19%	0.00	%5	0.00	%5	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$235,204	$193,899		$136,812		$117,435	$111,642
Portfolio turnover3	20%	17%		11%		16%	22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. The performance reflected is that of the Predecessor Fund. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 In February 2007, the Fund restated its previously reported financial results for the past five fiscal years of the Fund related to certain residual interest tax-exempt municipal securities held by the Fund. The net expense ratios previously reported were 0.88%, 1.07%, 1.06%, 1.07% and 1.08%, respectively. The net investment income ratios previously reported were 5.01%, 5.20%, 5.71%, 5.87% and 5.68%, respectively. The portfolio turnover previously reported was 27%, 18%, 22%, 25% and 35%, respectively. This restatement has no impact on the Fund's previously reported net assets, net asset value per share or total return. See Note 10 to the Fund's restated Financial Statements that are included in the Fund's restated Annual Report.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2006 (Restated February 23, 2007), which can be obtained free of charge online at FederatedInvestors.com or by calling 1-800-341-7400.

FINANCIAL HIGHLIGHTS-CLASS B SHARES1
(AS RESTATED)

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.05	$9.71		$9.54		$9.73	$9.90
Income From Investment Operations:
Net investment income	0.42	0.44		0.48		0.49	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.04)	0.37		0.18		(0.19)	(0.17)
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.81		0.66		0.30	0.30
Less Distributions:
Total distributions from net investment income	(0.42)	(0.47)		(0.49)		(0.49)	(0.47)
Net Asset Value, End of Period	$10.01	$10.05		$9.71		$9.54	$9.73
Total Return2	3.91%	8.53%		7.07%		3.18%	3.11%

Ratios to Average Net Assets:
Net expenses3	2.02%	2.27%		2.18%		2.19%	2.18%
Net investment income3	4.23%	4.45%		4.95%		5.11%	4.93%
Expense waiver/reimbursement4	0.19%	0.00	%5	0.00	%5	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$106,124	$120,901		$120,205		$124,736	$107,348
Portfolio turnover3	20%	17%		11%		16%	22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. The performance reflected is that of the Predecessor Fund. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 In February 2007, the Fund restated its previously reported financial results for the past five fiscal years of the Fund related to certain residual interest tax-exempt municipal securities held by the Fund. The net expense ratios previously reported were 1.64%, 1.82%, 1.81%, 1.82% and 1.83%, respectively. The net investment income ratios previously reported were 4.26%, 4.46%, 4.96%, 5.12% and 4.94%, respectively. The portfolio turnover previously reported was 27%, 18%, 22%, 25% and 35%, respectively. This restatement has no impact on the Fund's previously reported net assets, net asset value per share or total return. See Note 10 to the Fund's restated Financial Statements that are included in the Fund's restated Annual Report.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2006 (Restated February 23, 2007), which can be obtained free of charge online at FederatedInvestors.com or by calling 1-800-341-7400.

FINANCIAL HIGHLIGHTS-CLASS C SHARES1
(AS RESTATED)

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.05	$9.71		$9.54		$9.73	$9.90
Income From Investment Operations:
Net investment income	0.42	0.44		0.47		0.48	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.04)	0.37		0.19		(0.18)	(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.38	0.81		0.66		0.30	0.30
Less Distributions:
Distributions from net investment income	(0.42)	(0.47)		(0.49)		(0.49)	(0.47)
Net Asset Value, End of Period	$10.01	$10.05		$9.71		$9.54	$9.73
Total Return2	3.91%	8.52%		7.07%		3.17%	3.13%

Ratios to Average Net Assets:
Net expenses3	2.01%	2.27%		2.18%		2.19%	2.18%
Net investment income3	4.23%	4.44%		4.95%		5.11%	4.92%
Expense waiver/reimbursement4	0.19%	0.00	%5	0.00	%5	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$52,875	$42,419		$25,646		$14,083	$10,220
Portfolio turnover3	20%	17%		11%		16%	22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. The performance reflected is that of the Predecessor Fund. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 In February 2007, the Fund restated its previously reported financial results for the past five fiscal years of the Fund related to certain residual interest tax-exempt municipal securities held by the Fund. The net expense ratios previously reported were 1.63%, 1.82%, 1.81%, 1.82% and 1.83%, respectively. The net investment income ratios previously reported were 4.26%, 4.45%, 4.96%, 5.12% and 4.93%, respectively. The portfolio turnover previously reported was 27%, 18%, 22%, 25% and 35%, respectively. This restatement has no impact on the Fund's previously reported net assets, net asset value per share or total return. See Note 10 to the Fund's restated Financial Statements that are included in the Fund's restated Annual Report.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2006 (Restated February 23, 2007), which can be obtained free of charge online at FederatedInvestors.com or by calling 1-800-341-7400.

FINANCIAL HIGHLIGHTS-CLASS F SHARES1
(AS RESTATED)

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2006	2005		2004		2003	2002
Net Asset Value, Beginning of Period	$10.05	$9.71		$9.55		$9.73	$9.91
Income From Investment Operations:
Net investment income	0.50	0.52		0.55		0.57	0.55
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.04)	0.36		0.17		(0.19)	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.46	0.88		0.72		0.38	0.36
Less Distributions:
Distributions from net investment income	(0.49)	(0.54)		(0.56)		(0.56)	(0.54)
Net Asset Value, End of Period	$10.02	$10.05		$9.71		$9.55	$9.73
Total Return2	4.80%	9.34%		7.77%		4.06%	3.79%

Ratios to Average Net Assets:
Net expenses3	1.26%	1.52%		1.43%		1.44%	1.43%
Net investment income3	4.98%	5.20%		5.70%		5.86%	5.67%
Expense waiver/reimbursement4	0.19%	0.00	%5	0.00	%5	--	--
Supplemental Data:
Net assets, end of period (000 omitted)	$186,648	$177,351		$160,088		$167,097	$183,467
Portfolio turnover3	20%	17%		11%		16%	22%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. The performance reflected is that of the Predecessor Fund. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

3 In February 2007, the Fund restated its previously reported financial results for the past five fiscal years of the Fund related to certain residual interest tax-exempt municipal securities held by the Fund. The net expense ratios previously reported were 0.88%, 1.07%, 1.06%, 1.07% and 1.08%, respectively. The net investment income ratios previously reported were 5.01%, 5.21%, 5.71%, 5.87% and 5.68%, respectively. The portfolio turnover previously reported was 27%, 18%, 22%, 25% and 35%, respectively. This restatement has no impact on the Fund's previously reported net assets, net asset value per share or total return. See Note 10 to the Fund's restated Financial Statements that are included in the Fund's restated Annual Report.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated August 31, 2006 (Restated February 23, 2007), which can be obtained free of charge online at FederatedInvestors.com or by calling 1-800-341-7400.

3. Under the heading entitled "Appendix A: Hypothetical Investment and Expense Information" please delete the tables for Class A Shares, Class B Shares, Class C Shares and Class F Shares and replace them with the following:

The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period (except for Class B Shares, which convert to Class A Shares after you have held them for eight years) and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND: CLASS A SHARES
ANNUAL EXPENSE RATIO: 1.8371%
MAXIMUM FRONT-END SALES CHARGE: 4.50%

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$628.22	$9,852.06
2	$9,852.06	$492.60	$10,344.66	$183.85	$10,163.67
3	$10,163.67	$508.18	$10,671.85	$189.67	$10,485.14
4	$10,485.14	$524.26	$11,009.40	$195.67	$10,816.77
5	$10,816.77	$540.84	$11,357.61	$201.86	$11,158.89
6	$11,158.89	$557.94	$11,716.83	$208.24	$11,511.83
7	$11,511.83	$575.59	$12,087.42	$214.83	$11,875.94
8	$11,875.94	$593.80	$12,469.74	$221.62	$12,251.56
9	$12,251.56	$612.58	$12,864.14	$228.63	$12,639.06
10	$12,639.06	$631.95	$13,271.01	$235.86	$13,038.82
Cumulative		$5,515.24		$2,508.45

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND: CLASS B SHARES
ANNUAL EXPENSE RATIO: 2.3371%

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$236.82	$10,266.29
2	$10,266.29	$513.31	$10,779.60	$243.13	$10,539.67
3	$10,539.67	$526.98	$11,066.65	$249.60	$10,820.33
4	$10,820.33	$541.02	$11,361.35	$256.25	$11,108.46
5	$11,108.46	$555.42	$11,663.88	$263.07	$11,404.27
6	$11,404.27	$570.21	$11,974.48	$270.08	$11,707.95
7	$11,707.95	$585.40	$12,293.35	$277.27	$12,019.72
8	$12,019.72	$600.99	$12,620.71	$284.65	$12,339.79
Converts from Class B to Class A				Annual Expense Ratio: 1.8371%
9	$12,339.79	$616.99	$12,956.78	$230.28	$12,730.09
10	$12,730.09	$636.50	$13,366.59	$237.56	$13,132.73
Cumulative		$5,646.82		$2,548.71

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND: CLASS C SHARES
ANNUAL EXPENSE RATIO: 2.3371%
MAXIMUM FRONT-END SALES CHARGE: NONE

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$236.82	$10,266.29
2	$10,266.29	$513.31	$10,779.60	$243.13	$10,539.67
3	$10,539.67	$526.98	$11,066.65	$249.60	$10,820.33
4	$10,820.33	$541.02	$11,361.35	$256.25	$11,108.46
5	$11,108.46	$555.42	$11,663.88	$263.07	$11,404.27
6	$11,404.27	$570.21	$11,974.48	$270.08	$11,707.95
7	$11,707.95	$585.40	$12,293.35	$277.27	$12,019.72
8	$12,019.72	$600.99	$12,620.71	$284.65	$12,339.79
9	$12,339.79	$616.99	$12,956.78	$292.23	$12,668.39
10	$12,668.39	$633.42	$13,301.81	$300.02	$13,005.74
Cumulative		$5,643.74		$2,673.12

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND: CLASS F SHARES
ANNUAL EXPENSE RATIO: 1.8371%
MAXIMUM FRONT-END SALES CHARGE: 1.00%

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$495.00	$10,395.00	$284.75	$10,213.13
2	$10,213.13	$510.66	$10,723.79	$190.59	$10,536.16
3	$10,536.16	$526.81	$11,062.97	$196.62	$10,869.41
4	$10,869.41	$543.47	$11,412.88	$202.84	$11,213.20
5	$11,213.20	$560.66	$11,773.86	$209.26	$11,567.86
6	$11,567.86	$578.39	$12,146.25	$215.87	$11,933.74
7	$11,933.74	$596.69	$12,530.43	$222.70	$12,311.19
8	$12,311.19	$615.56	$12,926.75	$229.75	$12,700.58
9	$12,700.58	$635.03	$13,335.61	$237.01	$13,102.29
10	$13,102.29	$655.11	$13,757.40	$244.51	$13,516.70
Cumulative		$5,717.38		$2,233.90

March 30, 2007

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923864
Cusip 313923856
Cusip 313923849
Cusip 313923831
36496 (3/07)